Convertible Preferred Stock Warrants - Schedule of Convertible Preferred Stock Warrants Outstanding (Detail) (Conversion of preferred stock [Member], USD $)	Sep. 19, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Preferred stock warrant liability		$ 3,529,000
Series A-2 [Member]
Class of Warrant or Right [Line Items]
No. of Shares	245,899
Exercise Price per Share (usd per share)	0.61
Preferred stock warrant liability		1,632,000
Series B [Member]
Class of Warrant or Right [Line Items]
No. of Shares	118,942
Exercise Price per Share (usd per share)	1.32
Preferred stock warrant liability		925,000
Series D [Member]
Class of Warrant or Right [Line Items]
No. of Shares	100,000
Exercise Price per Share (usd per share)	0.39
Preferred stock warrant liability		634,000
Series E [Member]
Class of Warrant or Right [Line Items]
No. of Shares	60,661
Exercise Price per Share (usd per share)	1.36
Preferred stock warrant liability		$ 338,000